Debt - DNB Facility (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($) rig	Dec. 31, 2022 USD ($) rig	Oct. 01, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Book value of jackup rigs pledged as collateral for long-term debt facilities		$ 2,396.2			$ 2,730.8
New DNB Facility
Debt Instrument [Line Items]
Number of jack-up rigs secured by mortgage | rig	5
Debt payment		5.0
Limitation on further borrowings		$ 150.0
Unencumbered rigs | rig		3
Change of control %		30.00%
Percentage covered for aggregate outstanding facility, amount					175.00%
Book value of jackup rigs pledged as collateral for long-term debt facilities		$ 443.6
Long-term debt		150.0
Principal	$ 150.0	150.0	$ 150.0
New DNB Facility | Period 1
Debt Instrument [Line Items]
Minimum cash requirement		$ 15.0
Minimum book equity ratio		20.00%
New DNB Facility | Period 1 | Parent
Debt Instrument [Line Items]
Minimum cash requirement		$ 10.0
New DNB Facility | Period 2
Debt Instrument [Line Items]
Minimum cash requirement		$ 75.0
Minimum book equity ratio		25.00%
New DNB Facility | Period 2 | Parent
Debt Instrument [Line Items]
Minimum cash requirement		$ 50.0
New DNB Facility | Period 3
Debt Instrument [Line Items]
Minimum book equity ratio		35.00%
Syndicated senior secured credit facilities and new bridge revolving credit facility
Debt Instrument [Line Items]
Number of jack-up rigs secured by mortgage | rig	8
Long-term debt				$ 310.5